MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

June 20, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (“Registrant”)

File Nos.  333-160918 and 811-22321

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 485(a) is a Prospectus and Statement of Additional Information relating to the MainStay Absolute Return Multi-Strategy Fund, a series of MainStay Funds Trust, filed on Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 96 under the Investment Company Act of 1940, as amended.

This filing is intended to update disclosure to reflect changes described in a supplement filed on December 16, 2015, Accession Number 0001144204-15-071242. This filing also reflects changes made in response to the Staff’s review of the recently filed registration statement for MainStay VP Absolute Return Multi-Strategy Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6221 or Thomas_humbert@nylim.com.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle